Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Schedule of Accounts Receivable
Accounts receivable consists of the following (in millions):

	As of December 31,
	2011	2010
Patient accounts receivable	$232.5	$219.7
Less: Allowance for doubtful accounts	(21.4)	(22.7)
Patient accounts receivable, net	211.1	197.0
Other accounts receivable	11.7	9.7
Accounts receivable, net	$222.8	$206.7

Schedule of Activity Related to Allowance for Doubtful Accounts
The following is the activity related to our allowance for doubtful accounts (in millions):

For the Year Ended December 31,	Balance at Beginning of Period	Additions and Charges to Expense	Deductions and Accounts Written Off	Balance at End of Period
2011	$22.7	$21.0	$(22.3)	$21.4
2010	$30.1	$16.4	$(23.8)	$22.7
2009	$27.6	$30.7	$(28.2)	$30.1